REVENUE - Revenue Disaggregation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 8,786,000,000	$ 11,429,000,000
Operational finance lease income	28,000,000	29,000,000
Fixed operating lease income	220,000,000	153,000,000
Variable lease income	16,000,000	0
Shared service revenue and other	75,000,000	0
Revenue (Note 18)	9,125,000,000	11,611,000,000
Joint ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other fee and commission income	63,000,000	0
Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,306,000,000	2,199,000,000
Operational finance lease income	24,000,000	26,000,000
Fixed operating lease income	185,000,000	117,000,000
Variable lease income	16,000,000	0
Shared service revenue and other	11,000,000	0
Revenue (Note 18)	2,542,000,000	2,342,000,000
Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	393,000,000	759,000,000
Operational finance lease income	4,000,000	3,000,000
Fixed operating lease income	35,000,000	36,000,000
Variable lease income	0	0
Shared service revenue and other	17,000,000	0
Revenue (Note 18)	449,000,000	798,000,000
Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,087,000,000	8,471,000,000
Operational finance lease income	0	0
Fixed operating lease income	0	0
Variable lease income	0	0
Shared service revenue and other	0	0
Revenue (Note 18)	6,087,000,000	8,471,000,000
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Operational finance lease income	0	0
Fixed operating lease income	0	0
Variable lease income	0	0
Shared service revenue and other	47,000,000	0
Revenue (Note 18)	47,000,000	0
Take-or-pay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,089,000,000	2,363,000,000
Take-or-pay | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,816,000,000	1,741,000,000
Take-or-pay | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	273,000,000	622,000,000
Take-or-pay | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Take-or-pay | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Fee-for-service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	672,000,000	595,000,000
Fee-for-service | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	490,000,000	458,000,000
Fee-for-service | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	120,000,000	137,000,000
Fee-for-service | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	62,000,000	0
Fee-for-service | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,025,000,000	8,471,000,000
Product sales | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product sales | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product sales | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,025,000,000	8,471,000,000
Product sales | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0